COMMON STOCK PURCHASE AND OPTION TO PURCHASE ADDITIONAL SHARES (Details 2) (USD $)	12 Months Ended		0 Months Ended	17 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 12, 2011 Repurchase program, August 2011	Dec. 31, 2012 Repurchase program, August 2011	Nov. 30, 2012 Tender offer repurchase program	Jan. 10, 2013 Tender offer repurchase program	Dec. 31, 2012 Tender offer repurchase program
Repurchase program disclosures
Maximum ordinary shares outstanding under the repurchase program			$ 20,000,000
Period over which shares can be repurchased			12 months
Shares repurchased under program				12,524,614
Value of shares repurchased	$ 8,842,000	$ 6,301,000		$ 15,100,000		$ 30,000,000
Ordinary shares authorized to be repurchased under a tender offer					25,000,000
Ordinary shares after reverse share split authorized to be repurchased under a tender offer					8,333,333
Share price (in dollars per share)					$ 1.2
Share price after reverse share split (in dollars per share)					$ 3.60
Ordinary shares repurchased						25,000,000
Ordinary shares after reverse share split							8,333,333